Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 37,979	$ 53,390
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	20,426	22,321
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	51,165	55,028
Trilogy International Partners LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	(32,874)	(23,340)
Salamanca Solutions
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (738)	$ (619)